Registration filing date:	Registration No. 333-239752
September 20, 2023	811-08904

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 9	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 257	☒

NYLIAC VARIABLE ANNUITY SEPARATE

ACCOUNT-III

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Laura M. Bramson, Esq.

New York Life Insurance and Annuity Corporation

44 S. Broadway

White Plains, NY 10601

(Name and Address of Agent for Service)

Copy to:

Chip Lunde, Esq. Willkie Farr & Gallagher LLP 1875 K Street, N.W. Washington, DC 20006-1238	Charles A. Whites, Jr., Esq. Vice President and Associate General Counsel New York Life Insurance Company 51 Madison Avenue New York, NY 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on October 20, 2023 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under a variable annuity contract.

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 8 to the Registration Statement, filed on July 27, 2023. The new effectiveness date is October 20, 2023. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to be signed on its behalf in New York, New York on September 20, 2023.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – III (Registrant)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Craig L. DeSanto*	Chairman of the Board, Chief Executive Officer, President & Director (Principal Executive Officer)

Elizabeth K. Brill*	Director

Alexander I. M. Cook*	Director

Eric M. Feldstein*	Director & Chief Financial Officer (Principal Financial Officer)

Robert M. Gardner*	Director & Controller (Principal Accounting Officer)

Francis M. Harte*	Director

Thomas A. Hendry*	Director

Jodi L. Kravitz*	Director

Mark J. Madgett*	Director

Anthony R. Malloy*	Director

Amy Miller*	Director

Matthew D. Wion*	Director

By:	/s/ Matthew Williams
Matthew Williams Attorney-in-Fact

September 20, 2023

*                                Pursuant to Powers of Attorney - Previously filed on 4/8/2022.